Financial Liabilities - Summary of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Convertible bond 2017/2022	€ 2,003	€ 1,977
EIB loan 2017	12,484	11,845
EIB loan 2019	5,591	5,301
Leasing liabilities	2,657	2,987
Total non-current financial liabilities	22,736	22,110
Leasing liabilities	1,057	1,038
Other current liabilities	82	174
Total current financial liabilities	€ 1,139	€ 1,212